Premises and equipment	12 Months Ended
Dec. 31, 2016
Premises and equipment
20 Premises and equipment
end of	2016	2015
Premises and equipment (CHF million)
Buildings and improvements	2,197	2,326
Land	328	417
Leasehold improvements	2,164	2,064
Software	6,676	5,908
Equipment	2,119	2,035
Premises and equipment	13,484	12,750
Accumulated depreciation	(8,773)	(8,106)
Total premises and equipment, net	4,711	4,644
Depreciation and impairment
in	2016	2015	2014
CHF million
Depreciation	887	1,012	1,232
Impairment	25	24	23

Bank
Premises and equipment
19 Premises and equipment
end of	2016	2015
Premises and equipment (CHF million)
Buildings and improvements	2,041	2,110
Land	313	394
Leasehold improvements	2,146	2,045
Software	6,651	5,889
Equipment	2,035	1,946
Premises and equipment	13,186	12,384
Accumulated depreciation	(8,623)	(7,945)
Total premises and equipment, net	4,563	4,439
Depreciation and impairment
in	2016	2015	2014
CHF million
Depreciation	875	1,002	1,224
Impairment	25	24	23